UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment  [   ];  Amendment Number:
This Amendment (Check only one): [   ]  is a restatement.
                                 [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Woodside Asset Management, Inc.
Address:      3000 Sand Hill Road, 2-160
              Menlo Park, CA  94025

Form 13F File Number:  28-6942

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Shannon A. Hilton
Title:  Operations Manager
Phone:  (650) 854-5100

Signature, Place, and Date of Signing:


Shannon A. Hilton, Menlo Park , May 11, 1999

Report Type  (Check only one):

[ X ]  13F HOLDINGS REPORT.

[   ]  13F NOTICE.

[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  52
Form 13F Information Table Value Total:  $126,638

List of Other Included Managers:

None


                      Class          Mkt Val Shares  Invest  Otr Votg Authority
Name of Issuer        Title CUSIP    x$1000  Prn Amt Discrtn Mgr Sole Share None
--------------------------------------------------------------------------------
3Com Corp.             COM  885535104  1916  16639 SH  SOLE      16639  0     0
Abbott Labs            COM  002824100  3842  16546 SH  SOLE      16546  0     0
Albertsons Inc.        COM  013104104  2731  50175 SH  SOLE      50175  0     0
AvalonBay Communities  COM  053484101  2905  25589 SH  SOLE      25589  0     0
Bank One Corp.         COM  06423a103  2866  52050 SH  SOLE      52050  0     0
Bank of America Corp.  COM  06605f102  2855  40427 SH  SOLE      40427  0     0
Barrick Gold Corp.     COM  067901108  2671  25477 SH  SOLE      25477  0     0
Biogen, Inc.           COM  090597105  3309  28950 SH  SOLE      28950  0     0
Boeing Co.             COM  097023105  1984  58350 SH  SOLE      58350  0     0
Boston Properties, Inc COM  101121101  3064  31339 SH  SOLE      31339  0     0
Broadvision Inc.       COM  111412102   253   4240 SH  SOLE       4240  0     0
C S G Systems, Inc.    COM  126349109  3541  24264 SH  SOLE      24264  0     0
C-Cube Microsystems    COM  125015107  1415   5864 SH  SOLE       5864  0     0
Capital One Financial  COM  14040h105  1827  12100 SH  SOLE      12100  0     0
Cisco Systems          COM  17275R102  1140  10408 SH  SOLE      10408  0     0
Citrix Systems         COM  177376100   201   5266 SH  SOLE       5266  0     0
Clorox                 COM  189054109  3110  26541 SH  SOLE      26541  0     0
Costco Companies       COM  22160q102  4355  47564 SH  SOLE      47564  0     0
Countrywide Credit Ind COM  222372104  2370  63200 SH  SOLE      63200  0     0
Ecolab                 COM  278865100  3319  27962 SH  SOLE      27962  0     0
Equity Office Prop.    COM  294741103  3077  55713 SH  SOLE      55713  0     0
Equity Residential     COM  29476L107  3031   7939 SH  SOLE       7939  0     0
Euro Nevada Mining Ltd COM  29870p100  1019  11764 SH  SOLE      11764  0     0
Hewlett Packard        COM  428236103  3293  48561 SH  SOLE      48561  0     0
Illinois Tool Works    COM  452308109  2475  40000 SH  SOLE      40000  0     0
Intl Business Machines COM  459200101   355   2000 SH  SOLE       2000  0     0
Johnson Control Inc.   COM  478366107  3437  55100 SH  SOLE      55100  0     0
LSI Logic Corp.        COM  502161102  1979  63450 SH  SOLE      63450  0     0
Legato Systems         COM  524651106   235   4560 SH  SOLE       4560  0     0
Linear Technology      COM  535678106   236   4600 SH  SOLE       4600  0     0
Lucent Technologies    COM  549463107   281   2600 SH  SOLE       2600  0     0
MCI Worldcom Inc.      COM  55268b106  4155  46914 SH  SOLE      46914  0     0
Merck and Co. Inc.     COM  589331107  3309  41300 SH  SOLE      41300  0     0
Microsoft              COM  594918104  4154  46350 SH  SOLE      46350  0     0
Nabors Ind.            COM  629568106  1166  64133 SH  SOLE      64133  0     0
Network Associates     COM  640938106  1955  63700 SH  SOLE      63700  0     0
Parametric Technology  COM  699173100  1619  16414 SH  SOLE      16414  0     0
Public Storage, Inc.   COM  74460d109  2665  41064 SH  SOLE      41064  0     0
Pulte Corp.            COM  745867101  2046  32764 SH  SOLE      32764  0     0
Qualcomm Inc.          COM  747525103  5958  47900 SH  SOLE      47900  0     0
Quantum                COM  747906105  1455  15273 SH  SOLE      15273  0     0
Royal Dutch Petroleum  COM  780257804  2853  54870 SH  SOLE      54870  0     0
Sara Lee Corp.         COM  803111103  2801  47621 SH  SOLE      47621  0     0
Simon Property Group   COM  828781104  2953  42100 SH  SOLE      42100  0     0
Spieker Properties     COM  848497103  3449  32314 SH  SOLE      32314  0     0
Sun Microsystems       COM  866810104   213   1700 SH  SOLE       1700  0     0
Texaco                 COM  881694103  2706  47685 SH  SOLE      47685  0     0
United Technologies Co COM  913017109  3680  27170 SH  SOLE      27170  0     0
Vornado Realty Trust   COM  929042109  3005  21564 SH  SOLE      21564  0     0
Vulcan Materials Co.   COM  929160109  3195  11795 SH  SOLE      11795  0     0
Watson Pharmaceuticals COM  942683103  1491  33800 SH  SOLE      33800  0     0
Xerox Corp.            COM  984121103  2718  52150 SH  SOLE      52150  0     0